Taxes on Income	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 9: -	TAXES ON INCOME

a.	Israeli taxation:

Taxable income of the Company is subject to the Israeli corporate tax at the rate as follows: 2015 - 26.5%, 2016 – 25% and 2017 - 24%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Law”):

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which includes Amendment 71 to the Law (“Amendment 71”) was enacted. Per Amendment 71, the tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel (“Development Area A”) and 16% in other areas. In 2017, the tax rate at Development Area A was reduced to 7.5%.

The Company may claim the tax benefits offered by Amendment 71 in its tax returns, provided that its facilities meet the criteria for tax benefits set out by Amendment 71. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding its eligibility for benefits under Amendment 71 (and in some cases is required to apply for such approval).

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law (“Amendment 73”) was published. Amendment 73, which came into effect in January 2017, prescribes special tax tracks for technological enterprises, granting such enterprises a tax rate of 7.5% (in Development Area A) and 12% (in other areas).

Under Amendment 73, any dividends distributed to “foreign companies”, as defined in the Law, by companies having over 90% foreign (i.e., non-Israeli) ownership, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

In order to comply with the new track determined in Amendment 73, a company must meet certain criteria defined within law (among others R&D expenses and employees at a certain rate).

The Company has yet to claim the above-mentioned tax benefits offered and accordingly such reduced taxes were not considered in the computation of the deferred taxes and valuation allowance as of December 31, 2017.

In accordance with the tax laws, tax returns submitted up to and including the 2012 tax year can be regarded as final. As of December 31, 2017, no final tax assessments have been received for such years.

Tax loss carryforward:

As of December 31, 2017, the Company’s tax loss carryforward and capital loss were $32,576 and $716, respectively. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

b.	Foreign subsidiaries:

U.S. subsidiary:

1.	The U.S. subsidiary is taxed under United States federal and state tax rules. Income tax is calculated based on a U.S. federal tax rate of 35%.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “TCJA”) was signed into law making significant changes to U.S. income tax law. Changes include, but are not limited to, a U.S. federal corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S. international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017. The Company has calculated its best estimate of the impact of the TCJA in the computation of the deferred taxes and valuation allowance as of December 31, 2017.

2.	The U.S. subsidiary’s tax loss carryforward amounted to $8,183 and $93 for federal and state tax purposes, respectively, as of December 31, 2017. Such losses are available to offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2018-2026 for federal tax purposes and in the years 2018-2025 for state tax purposes.

3.	The U.S. subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2013 tax year can be regarded as final.

Brazilian subsidiary:

1.	The Brazilian subsidiary is taxed under Brazilian tax rules. Income tax is calculated based on a 34% rate.

2.	The Brazilian subsidiary’s tax loss carryforward amounted to $3,551 as of December 31, 2017, for tax purposes. Tax losses may be carried forward indefinitely but can only be offset up to 30% of the subsidiary’s taxable income for a tax period.

3.	The Brazilian subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2012 tax year can be regarded as final.

Indian subsidiary:

1.	The Indian subsidiary is taxed under Indian tax rules. Income tax is calculated based on a 30% rate.

2.	The Indian subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2014 tax year can be regarded as final.

c.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31
	2017	2016
Deferred tax assets:
Carryforward tax losses	$10,591	$11,892
Research and development credit	1,120	601
Accrued social benefits and other	909	683

	12,620	13,176
Less - valuation allowance	(12,620)	(13,176)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for the year ended December 31, 2017 was a decrease of $556. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment. In consideration of the Company’s accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.

d.	Taxes on income are comprised from withholding taxes that were deducted by the Company’s customers as well as tax expenses of the Company’s subsidiary in India.

e.	The components of income (loss) before income taxes are as follows:

2017
	Year ended December 31,
	2016	2015

Domestic	$4,751	$3,018	$(755)
Foreign	(1,767)	(1,079)	(47)

Income (loss) before income taxes	$2,984	$1,939	$(802)

f.	Reconciliation of the theoretical tax benefit and the actual tax expense:

83
	Year ended December 31,
	2017		2016		2015

Income (loss) before income taxes, as reported in the statements of operations		$2,984		$1,939		$(802)

Statutory tax rate in Israel		24%		25%		26.5%

Theoretical tax benefit		$716		$485		$(213)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries		(166)		(98)		(2)
Non-deductible expenses and other permanent differences		987		683		446
Differences in taxes arising from foreign currency exchange, net		(856)		(324)		641
Utilization of carry forward tax losses for which valuation allowance was provided		(554)		(1,102)		(451)
Withholding taxes that were deducted by the Company’s customers		32		6		121
Other		(76)		374		(421)

Income taxes	$		$24		$121

g.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2017, 2016 and 2015, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits have been accrued. The Company does not expect that its position related to unrecognized tax benefits will change significantly within the next 12 months.